Other assets-Other / Other liabilities - Schedule of Other Assets-Other and Other Liabilities (Parenthetical) (Detail) (JPY ¥) In Millions, unless otherwise specified			6 Months Ended
	Sep. 30, 2013	Mar. 31, 2013	Sep. 30, 2013 Wholesale Segment [Member]	Sep. 30, 2012 Wholesale Segment [Member]
Impairment loss on goodwill			¥ 2,047	¥ 8,293
Carrying value of investment contracts underwritten	275,417	281,864
Estimated fair value of investment contracts underwritten	¥ 280,225	¥ 285,914